Investment in Operating Leases	12 Months Ended
Mar. 31, 2012
Investment in Operating Leases

6. Investment in Operating Leases

Investment in operating leases at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Transportation equipment	¥624,958	¥624,567	$7,599
Measuring and information-related equipment	176,304	191,313	2,328
Real estate	836,953	858,413	10,444
Other	19,152	18,569	226

	1,657,367	1,692,862	20,597
Accumulated depreciation	(402,697)	(404,818)	(4,925)

Net	1,254,670	1,288,044	15,672
Accrued rental receivables	15,625	21,954	267

	¥1,270,295	¥1,309,998	$15,939

Gains and losses from the disposition of real estate under operating leases are disclosed separately as gains on sales of real estate under operating leases or income from discontinued operations, net in the accompanying consolidated statements of income.

For fiscal 2010, 2011 and 2012, gains on sales of operating lease assets other than real estate are ¥7,552 million, ¥9,968 million and ¥14,721 million ($179 million), respectively, and are included in operating lease revenues.

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Depreciation expenses	¥137,386	¥134,791	¥137,019	$1,667
Various expenses	52,188	51,949	52,314	637

	¥189,574	¥186,740	¥189,333	$2,304

The operating lease contracts include non-cancelable lease terms that range up to 25 years. The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥147,965	$1,800
2014	94,188	1,146
2015	63,453	772
2016	39,878	485
2017	24,136	294
Thereafter	43,765	533

Total	¥413,385	$5,030